Stockholders' Equity	3 Months Ended
Mar. 31, 2018
Equity [Abstract]
Stockholders' Equity

Note 3 -Stockholders’ Equity

The Company was capitalized on August 24, 2017 when it issued 121,058,863 shares of Series A Preferred stock and 119,529,803 shares of common stock to its founding shareholders for total proceeds of $88,000. The issuance of the shares of Series A Preferred Stock and common stock is presented on the accompanying financial statements as if the shares were issued February 27, 2017 (inception).

Each share of the Company’s Series A Preferred Stock (i) has a stated value of $2.79 per share; (ii) is entitled to be paid cash dividends of 1% of the stated value on the second anniversary of issuance and 2% of the stated value on the third through fifth anniversaries of issuance; and (iii) is convertible into shares of the Company’s common stock on a one-for-one basis at the election of the holder prior to the five year anniversary of issuance, and will automatically convert into shares of the Company’s common stock on the fifth anniversary of issuance. As the Series A Preferred Stock was issued subsequent to March 31, 2018 (see Note 1) the Company did not accrue any dividends for it at March 31, 2018 or December 31, 2017.

On February 6, 2018, the Company issued 4,389,721 shares of common stock previously reflected as shares to be issued as of December 31, 2017. These shares were sold for $0.45 to $0.60 per share and $2,075,000 had been received for the 4,389,721 shares.

During the three months ended March 31, 2018, the Company issued 415,000 shares of common stock from the sale of shares at $0.60 per share for aggregate proceeds of $249,000.

During the three months ended March 31, 2018, the Company issued 1,333,333 shares of common stock valued at $800,000 to settle advances due to a related party (see Note 4). The shares issued for the settlement of the advance were valued at $0.60 per share based on the contemporaneous sale of the Company’s common stock.

During the three months ended March 31, 2018, the Company issued 112,184 shares of common stock with a total fair value of $67,000 to two third party consultants for consulting services provided. The shares issued are non-refundable and deemed earned upon issuance. As a result, the Company expensed the entire $67,000 upon issuance. The shares issued for services were valued at $0.60 per share based on the contemporaneous sale of the Company’s common stock.

During the three months ended March 31, 2018, the Company issued 220,000 shares of common stock with a total fair value of $132,000 as part of a severance agreement with a former officer. The Company recognized the full amount of the fair value of the common stock issued in general and administrative expense on the accompanying financial statements. The shares issued for the settlement of the severance were valued at $0.60 per share based on the contemporaneous sale of the Company’s common stock.